Consolidated Income Statement - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 3,388	$ 3,422
Research & development	(12,647)	(13,430)
Manufacturing commercialization	(6,746)	(12,760)
Management and administration	(11,482)	(13,281)
Fair value remeasurement of contingent consideration	(337)	5,989
Fair value remeasurement of warrant liability	4,434	(712)
Other operating income and expenses	1,068	(39)
Finance costs	(10,319)	(10,685)
Loss before income tax	(32,641)	(41,496)
Income tax benefit/(expense)	102	126
Loss attributable to the owners of Mesoblast Limited	$ (32,539)	$ (41,370)
Earnings per share [abstract]
Basic - losses per share (in dollars per share)	$ (0.0382)	$ (0.0564)
Diluted - losses per share (in dollars per share)	$ (0.0382)	$ (0.0564)